VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Preferred Stocks—1.6%
Brazil—1.2%
Banco Bradesco S.A., 7.590%	26,400	$88
Itau Unibanco Holding S.A., 11.240%	7,210	51
Localiza Rent a Car S.A.(1)	350	3
Petroleo Brasileiro S.A. - Petrobras, 9.770%	7,600	43
		185

South Korea—0.4%
Samsung Electronics Co., Ltd., 1.420%	994	61
Total Preferred Stocks (Identified Cost $210)		246

Common Stocks—94.4%
Argentina—0.7%
Pampa Energia S.A. Sponsored ADR(1)	1,179	104
Brazil—2.8%
Banco BTG Pactual S.A.	6,500	63
Localiza Rent a Car S.A.	9,100	72
Petroleo Brasileiro S.A. - Petrobras	8,100	48
PRIO S.A.(1)	13,320	101
Rede D’Or Sao Luiz S.A.	10,300	76
Vale S.A.	5,500	72
		432

Cayman Islands—3.1%
DiDi Global, Inc. ADR(1)	15,354	81
Geely Automobile Holdings Ltd.	35,000	80
Inter & Co., Inc. Class A	9,258	79
JD Logistics, Inc.(1)	39,400	58
NU Holdings Ltd. Class A(1)	5,690	95
XP, Inc. Class A	5,181	85
		478

China—35.2%
Advanced Micro-Fabrication Equipment, Inc. China Class A	2,329	91
Alibaba Group Holding Ltd.	63,623	1,167
Aluminum Corp. of China Ltd. Class H	76,000	119
Anker Innovations Technology Co., Ltd. Class A	6,400	105
East Money Information Co., Ltd. Class A	22,500	75
Ecovacs Robotics Co., Ltd. Class A	10,300	119
Founder Securities Co., Ltd. Class A	66,800	75
Haier Smart Home Co., Ltd. Class A	27,200	101
	Shares	Value

China—continued
Hangzhou Shunwang Technology Co., Ltd. Class A	20,000	$58
Hangzhou Silan Microelectronics Co., Ltd. Class A	29,200	119
Han’s Laser Technology Industry Group Co., Ltd. Class A	22,200	131
Huaqin Technology Co., Ltd. Class A	8,800	114
IEIT Systems Co., Ltd. Class A	13,200	126
Iflytek Co., Ltd. Class A	13,000	94
Industrial Securities Co., Ltd. Class A	106,900	113
JD.com, Inc. Class A	37,727	541
Laopu Gold Co., Ltd. Class H	1,600	127
Luxshare Precision Industry Co., Ltd. Class A	10,230	83
Montage Technology Co., Ltd. Class A	4,898	83
NetEase, Inc.	2,100	58
OmniVision Integrated Circuits Group, Inc. Class A	6,700	121
Qinghai Salt Lake Industry Co., Ltd. Class A(1)	27,400	110
SG Micro Corp. Class A	7,400	73
Sino-Platinum Metals Co., Ltd. Class A	46,600	124
Sunny Optical Technology Group Co., Ltd.	13,000	109
Tencent Holdings Ltd.	7,880	606
Xiaomi Corp. Class B(1)	91,400	461
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A(1)	41,300	75
Zhejiang Hailiang Co., Ltd. Class A	62,200	113
Zijin Mining Group Co., Ltd. Class A	21,900	108
		5,399

India—10.6%
Aditya Birla Capital Ltd.(1)	21,407	85
AU Small Finance Bank Ltd.	8,670	96
Bharat Heavy Electricals Ltd.	19,399	62
Bharti Airtel Ltd.	15,522	364
Cartrade Tech Ltd.(1)	1,957	61
Dixon Technologies India Ltd.	604	81
Eternal Ltd.(1)	81,390	252
GE Vernova T&D India Ltd.	3,473	121
ICICI Bank Ltd.	2,750	41
Lodha Developers Ltd.	3,550	42
Navin Fluorine International Ltd.	1,680	111
NHPC Ltd.	94,843	84
Suzlon Energy Ltd.(1)	181,262	106
WAAREE Energies Ltd.	3,597	119
		1,625

Indonesia—1.6%
Aneka Tambang Tbk	693,300	131
	Shares	Value

Indonesia—continued
Bank Central Asia Tbk PT	225,100	$109
		240

Japan—1.7%
Astellas Pharma, Inc.	7,400	99
Daiichi Sankyo Co., Ltd.	5,100	109
Nippon Paint Holdings Co., Ltd.	8,300	55
		263

Jersey—0.6%
Caledonia Mining Corp. plc	3,759	98
Mexico—0.3%
Grupo Financiero Banorte SAB de C.V. Class O	5,600	52
Morocco—0.5%
Banque Centrale Populaire	2,162	69
Netherlands—1.9%
ASML Holding N.V.	265	287
Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	— (4)
Saudi Arabia—3.6%
Al Rajhi Bank	8,060	209
Arab National Bank	13,987	81
Banque Saudi Fransi	17,190	77
Saudi Arabian Mining Co.(1)	5,818	95
Saudi National Bank (The)	8,733	88
		550

Singapore—0.6%
Grab Holdings Ltd. Class A(1)	19,324	97
South Africa—4.6%
Capitec Bank Holdings Ltd.	230	57
Gold Fields Ltd.	2,778	122
Impala Platinum Holdings Ltd.	10,181	161
Naspers Ltd. Class N	3,057	204
Valterra Platinum Ltd.	1,797	153
		697

South Korea—5.1%
Classys, Inc.	1,047	40
NAVER Corp.	332	56
Samsung Electronics Co., Ltd.	5,408	450
SK Biopharmaceuticals Co., Ltd.(1)	1,169	101
SK hynix, Inc.	285	129
		776

Taiwan—14.3%
Accton Technology Corp.	4,000	151
Asia Vital Components Co., Ltd.	2,000	96
AURAS Technology Co., Ltd.	3,000	96
E.Sun Financial Holding Co., Ltd.	110,000	118
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Taiwan—continued
Taiwan Semiconductor Manufacturing Co., Ltd.	30,121	$1,486
Wistron Corp.	21,000	101
Wiwynn Corp.	1,000	143
		2,191

Thailand—0.7%
True Corp. PCL Foreign Shares	319,100	110
Turkey—0.8%
Akbank TAS	75,699	123
United Arab Emirates—3.3%
Abu Dhabi Commercial Bank PJSC	29,195	114
Abu Dhabi Islamic Bank PJSC	18,800	106
Adnoc Gas plc	87,333	85
Aldar Properties PJSC	25,379	60
Emirates NBD Bank PJSC	8,856	67
First Abu Dhabi Bank PJSC	16,058	76
		508

United Kingdom—0.7%
Anglogold Ashanti plc	1,244	108
United States—0.7%
Cathay General Bancorp	2,298	111
	Shares	Value

	Uruguay—1.0%
MercadoLibre, Inc.(1)	78	$157
	Total Common Stocks (Identified Cost $11,706)	14,475

	Total Long-Term Investments—96.0% (Identified Cost $11,916)	14,721

	TOTAL INVESTMENTS—96.0% (Identified Cost $11,916)	$14,721
	Other assets and liabilities, net—4.0%	618
	NET ASSETS—100.0%	$15,339

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
China	37%
Taiwan	15
India	11
South Korea	6
South Africa	5
Brazil	4
Saudi Arabia	4
Other	18
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$246	$243	$3	$—
Common Stocks	14,475	14,384	91	— (1)
Total Investments	$14,721	$14,627	$94	$— (1)

(1)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
The Fund’s investment that was categorized as Level 3 was valued utilizing an internal fair value model. Such valuations are based on unobservable inputs. A significant change in inputs could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.